SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Preparation

Basis of Preparation

These consolidated financial statements do not include all disclosures that would be included in the Company’s annual consolidated financial statements and should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2025 included in the 2025 Annual Report on Form 20-F. The results for the six months ended June 30, 2026 are not necessarily indicative of the results to be expected for the full year ending December 31, 2026 or any other future period.

The Company’s fiscal year end is December 31. The consolidated financial statements are presented in pounds sterling (£), which is the functional currency of the Company and its subsidiaries.

On September 15, 2025, the Company’s Board of Directors approved a 1-for-4 reverse share split of its issued ordinary shares, which became effective on October 22, 2025. All share and per-share amounts presented in the consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of WeShop Holdings Limited, its wholly owned subsidiaries and The WeShop Community Trust. The WeShop Community Trust has been determined to be a variable interest entity (“VIE”) for which the Company is the primary beneficiary. Accordingly, the financial position and results of operations of the Trust are included in the consolidated financial statements.

All significant intercompany balances and transactions have been eliminated in consolidation.

Variable Interest Entities

Variable Interest Entities

The Company evaluates entities for consolidation in accordance with ASC 810, Consolidation. Variable interest entities (“VIEs”) are consolidated when the Company has both (i) the power to direct the activities that most significantly impact the entity’s economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity.

The Company has established the WeShop Community Trust in connection with the operation of the ShareBack Plan. The purpose of the Trust is to hold a special Class B ordinary share and to facilitate the administration of the ShareBack Plan, including the mechanism through which Class A ordinary shares may be delivered to eligible platform users upon redemption of WePoints in accordance with applicable program terms and securities law requirements. The WeShop Community Trust does not operate as a traditional commercial entity and its activities are limited to those necessary to support the operation of the ShareBack Plan.

The Company determined that the WeShop Community Trust is a variable interest entity because it does not have sufficient equity at risk to finance its activities without additional support and because its governing arrangements restrict the decision-making authority of the trust to activities that are directed in connection with the Company’s ShareBack Plan. The Company is the primary beneficiary of the WeShop Community Trust because it has the power to direct the activities that most significantly impact the trust’s economic performance and has the obligation to absorb losses or the right to receive benefits.

Segment Reporting

Segment Reporting

The Company operates as a single operating and reportable segment. The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer, who evaluates financial performance and allocates resources based on consolidated operating results, reflecting the Company’s integrated social commerce platform and single business strategy.

The CODM uses operating loss as the primary measure of segment performance in assessing results and making decisions regarding resource allocation.

In accordance with ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Company has disclosed significant expense categories that are regularly provided to and reviewed by the CODM. These expense categories include:

- cost of sales;

- sales and marketing expenses;

- research and development expenses;

- general and administrative expenses;

- performance incentive grants (share-based compensation);

- depreciation and amortization expenses; and

- interest expense.

These expense categories are consistent with those presented in the consolidated statements of operations.

The CODM reviews consolidated revenue and operating loss together with the expense categories listed above when evaluating the Company’s financial performance and determining how to allocate resources. The CODM does not regularly review segment asset information in evaluating performance or allocating resources.

Because the Company operates as a single reportable segment, no additional segment-level financial information is presented.

Note 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Estimates are adjusted to reflect actual experience when necessary. Significant estimates include, but are not limited to, estimates related to revenue recognition and associated returns reserves, the recoverability of intangible assets, the fair value of convertible notes measured under the fair value option, and the valuation of share-based compensation awards, including performance incentive grants. Actual results could differ materially from those estimates.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers. Revenue is recognized when control of the promised goods or services is transferred to customers in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services.

The Company applies the following model in determining revenue recognition:

● identification of the contract with a customer;

● identification of the performance obligations in the contract;

● determination of the transaction price;

● allocation of the transaction price to the performance obligations; and

● recognition of revenue when, or as, performance obligations are satisfied.

Substantially all of the Company’s performance obligations are satisfied at a point in time.

Affiliate Revenue: The Company earns commission revenue from affiliate marketing arrangements in which it promotes retailers’ products through its platform and directs users to retailers’ websites via tracked affiliate links. The Company’s customers in these arrangements are the affiliate networks through which the Company contracts.

The Company is not the seller of record for transactions between users and retailers and does not control the underlying goods or services prior to transfer to the end customer. Accordingly, the Company recognizes commission revenue on a net basis, representing the consideration earned for its referral and promotional services.

Commission revenue is recognized at the point in time when the underlying qualifying transaction occurs and the Company’s performance obligation has been satisfied. Commission revenue is recorded net of estimated cancellations, returns, rejections and other adjustments based on historical experience and current trends and is constrained to the amount for which it is probable that a significant reversal of cumulative revenue recognized will not occur.

Advertising services: The Company provides advertising services to sellers, vendors and other partners through sponsored placements and display and video advertising on its platform. The Company controls the advertising inventory prior to delivery and therefore acts as principal in these arrangements.

Advertising revenue is recognized on a gross basis as advertising services are delivered, based on the number of impressions or clicks generated in accordance with contractual arrangements.

Payments from affiliate networks are typically received within 30 to 90 days following validation of the underlying transactions. Validation affects the timing of settlement but does not necessarily affect the timing of revenue recognition to the extent the Company can reasonably estimate the related variable consideration and concludes that a significant reversal of cumulative revenue recognized is not probable.

Customer Concentration

Customer Concentration

For the six months ended June 30, 2026, there were a total of three customers who accounted for approximately 74% of revenues and four who accounted for approximately 95% of total receivables.

For the six months ended June 30, 2025, three customers accounted for approximately 87% of revenues, and one customer accounted for approximately 85% of total receivables.

The three customers referenced above for the six months ended June 30, 2026 in relation to revenue were Awin, Commission Junction and eBay. Revenue for the six months ended June 30, 2026 was derived almost entirely from the United Kingdom.

The four customers referenced above for the six months ended June 30, 2026 in relation to receivables were Awin, Commission Junction, Impact Radius and Partnerize. Receivables for the six months ended June 30, 2026 was derived almost entirely from the United Kingdom.

Note 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Accrued Income

Accrued Income

Accrued income primarily represents contract assets arising from the Company’s right to consideration in exchange for services transferred to affiliate network counterparties when that right is conditional on factors other than the passage of time, including transaction validation processes performed by the affiliate networks.

Accrued income includes commissions earned on qualifying consumer transactions for which the Company has satisfied its performance obligation but for which payment has not yet been received. These amounts are recorded net of estimated cancellations, returns and other adjustments based on historical experience and current trends.

The carrying amount of accrued income is reduced by a reserve for estimated cancellations, returns and other adjustments, which reflects management’s estimate of expected adjustments based on historical experience and known transaction-level information from affiliate platforms.

Other Current Assets

Other Current Assets

The following table summarizes other current assets:

	June 30, 2026	December 31, 2025
Prepayments	£151,175	£398,725
Prepaid taxes	67,289	40,842
Other debtors	718	38,232
Other current assets	2,763	24,144
Total	£221,945	£501,943

Cost of Sales	Cost of Sales Cost of sales primarily consists of non-cash share-based compensation expense associated with contingent share entitlements issued under the Company’s ShareBack incentive program.
Sales and Marketing

Sales and Marketing

Sales and marketing expenses primarily consist of advertising costs and payroll and related expenses for personnel engaged in marketing and promotional activities, including share-based compensation associated with marketing services. Advertising expenses are expensed as incurred.

General and Administrative

General and Administrative

General and administrative expenses primarily consist of payroll and related expenses for personnel engaged in corporate functions, including executive management, finance, legal and administrative support, as well as professional fees, insurance costs, facilities-related expenses and corporate and listing-related costs associated with operating as a public company. General and administrative expenses also include share-based compensation expense related to employee equity incentive plan awards.

Performance Incentive Share-Based Compensation

Performance Incentive Share-Based Compensation

Performance incentive grants (share-based compensation) consist of share-based compensation expense associated with performance-based equity awards granted to certain senior personnel and service providers. These awards include market-based vesting conditions linked to specified Company valuation thresholds and are accounted for in accordance with ASC 718, Compensation-Stock Compensation. Expense is recognized over the derived service period based on the grant-date fair value of the awards and is presented separately in the consolidated statements of operations due to the nature and significance of these awards.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash deposits held with financial institutions and amounts due from affiliate network counterparties. The Company monitors settlement activity and historical collection experience associated with these balances and has not experienced significant credit losses related to these counterparties.

Note 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash

Cash

Cash includes cash deposits held with financial institutions that management believes are of high credit quality. The Company considers all highly liquid investments with original maturities of three months or less at the date of purchase to be cash equivalents. There were no cash equivalents for the six months ended June 30, 2026 and 2025.

Fair Value Measurement

Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The Company measures certain financial assets and liabilities at fair value on a recurring basis. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The fair value hierarchy prioritizes the inputs used in measuring fair value into the following three levels:

Level 1 — Observable inputs obtained from quoted prices for identical assets or liabilities in active markets.

Level 2 — Observable inputs other than quoted prices included within Level 1, such as quoted prices for similar assets or liabilities in active markets or inputs that are derived principally from or corroborated by observable market data.

Level 3 — Unobservable inputs for which there is little or no market data and that require the Company to develop its own assumptions market participants would use in pricing the asset or liability.

The Company measures certain financial instruments at fair value on a recurring basis, including certain convertible notes payable for which the fair value option has been elected in accordance with ASC 825, Financial Instruments.

The carrying amounts of accrued income, accounts payable, accrued expenses and other current liabilities approximate fair value due to the short-term nature of these instruments

Convertible Notes Payable

Convertible Notes Payable

The Company evaluates convertible debt instruments issued to determine their appropriate accounting classification in accordance with ASC 480, Distinguishing Liabilities from Equity. If an instrument does not meet the criteria for liability classification under ASC 480, the Company evaluates whether any embedded features require bifurcation as derivatives in accordance with ASC 815, Derivatives and Hedging.

Embedded conversion features that meet the definition of a derivative and do not qualify for a scope exception are bifurcated from the host instrument and accounted for separately as derivative liabilities at fair value, with changes in fair value recognized in the consolidated statements of operations.

As of June 30, 2026 and December 31, 2025, all convertible debt instruments were converted.

Share-Based Compensation

Share-Based Compensation

The Company accounts for share-based compensation arrangements in accordance with ASC 718, Compensation—Stock Compensation. Share-based compensation expense is recognized based on the grant-date fair value of awards issued to employees, directors, consultants and other service providers and is recognized over the requisite service period, if any, associated with the awards.

The Company grants share-based awards in various forms, including share options and performance-based incentive awards to employees, directors and consultants, as well as platform-based reward entitlements issued to users of the Company’s platform under its ShareBack incentive program.

Equity-classified share-based awards are measured at grant-date fair value and are not subsequently remeasured unless the awards are modified. The Company accounts for forfeitures as they occur rather than estimating forfeitures at the grant date.

The fair value of share option awards is estimated on the grant date using option pricing models that incorporate assumptions related to expected volatility, expected term, risk-free interest rates and expected dividend yield.

Certain performance-based incentive awards are measured at grant-date fair value using valuation techniques that incorporate market-based inputs and probability-weighted outcome scenarios, including Monte Carlo simulation methodologies where appropriate.

Under the Company’s ShareBack incentive program, users may receive contingent share entitlements (“Contingent Shares”) based on qualifying activity on the Company’s platform. Expense related to Contingent Shares is recognized at the grant date when the underlying qualifying transaction occurs. Although Contingent Shares are subject to a 12-month holding period prior to settlement upon request for issuance of share certificates or withdrawal, this restriction represents a delayed exercisability provision rather than a substantive service condition as defined by ASC 718. Accordingly, compensation expense is recognized immediately at grant date.

Note 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of Class A ordinary shares outstanding during the reporting period.

The Company has two classes of ordinary shares designated as Class A ordinary shares and Class B ordinary shares. Class B ordinary shares are held by The WeShop Community Trust and are not participating securities because they do not have rights to dividends or distributions prior to conversion into Class A ordinary shares. Accordingly, Class B ordinary shares are not included in the calculation of basic earnings (loss) per share.

Diluted earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding, including the effect of potentially dilutive ordinary share equivalents, when such securities are dilutive.

Potential ordinary share equivalents include share options, performance-based incentive awards, contingent share entitlements issued under the Company’s ShareBack incentive program and Class B ordinary shares that may convert into Class A ordinary shares upon redemption. These instruments are excluded from diluted earnings (loss) per share when their effect would be anti-dilutive.

Because the Company reported a net loss for the six months ended June 30, 2026 and 2025, all potentially dilutive instruments were anti-dilutive and therefore excluded from the computation of diluted earnings (loss) per share.

Income Taxes

Income Taxes

According to British Virgin Islands corporate taxation, there is a zero-rated income tax regime for all BVI-domiciled corporate entities, and there is no concept of residence applicable to BVI corporate taxation.

The Company was incorporated in the BVI and is governed by the laws of the BVI.The Company accounts for income taxes in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as for operating loss carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the periods in which those temporary differences are expected to be recovered or settled. The effect of changes in enacted tax rates on deferred tax assets and liabilities is recognized in the consolidated statements of operations in the period of enactment.

The Company records a valuation allowance against deferred tax assets when it is more likely than not that some or all of the deferred tax assets will not be realized. In evaluating the need for a valuation allowance, management considers all available evidence, including historical operating results, projections of future taxable income, the timing of reversal of temporary differences and tax planning strategies.

The Company recognizes the financial statement effects of uncertain tax positions when it is more likely than not that the position will be sustained upon examination by relevant taxing authorities. Interest and penalties related to uncertain tax positions, if any, are recorded as a component of income tax expense.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is calculated using the straight-line method over the estimated useful life of the related assets.

Assets	Estimated useful life
Computer and equipment	5 Years

Routine maintenance, repairs and replacement costs are expensed as incurred. Improvements that extend the useful lives of assets are capitalized. When property and equipment are sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the consolidated statements of operations.

The Company evaluates property and equipment for impairment in accordance with ASC 360, Property, Plant, and Equipment, whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. No impairment losses were recognized for the six months ended June 30, 2026 and 2025.

Note 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Leases

Leases

The Company determines whether an arrangement is a lease at inception. For leases in which the Company is the lessee, right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term.

Because the rate implicit in the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of future lease payments. The incremental borrowing rate represents a hypothetical rate the Company would pay to borrow on a collateralized basis over a similar term in a similar economic environment.

The Company has elected the short-term lease recognition exemption for leases with a term of 12 months or less. Accordingly, lease payments for any such arrangements are recognized as lease expense on a straight-line basis over the lease term. As of June 30, 2026 and December 31, 2025, the Company did not have any operating or finance lease right-of-use assets or lease liabilities recorded on the consolidated balance sheets.

Intangible Assets

Intangible Assets

Intangible assets consist of the acquired brand name and relationships that were acquired through an asset acquisition in 2022. This transaction did not meet the definition of a business combination as substantially all of the fair value of the gross assets acquired was concentrated in the finite-lived developed technology intangible asset. As a result, this transaction was accounted for as an asset acquisition and the total purchase consideration was allocated to intangible assets, amortized over an estimated useful life of ten years.

The Company evaluates the recoverability of finite-lived intangible assets in accordance with ASC 360, Property, Plant, and Equipment, whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Recoverability is assessed by comparing the carrying amount of the asset group to the undiscounted future cash flows expected to result from the use and eventual disposition of the asset group.

If the carrying amount of the asset group exceeds its undiscounted cash flows, an impairment loss is recognized equal to the amount by which the carrying value exceeds fair value. No impairment of intangible assets was recognized for the six months ended June 30, 2026 and 2025.

Foreign Currency

Foreign Currency

The functional currency of the Company and its subsidiaries is pounds sterling (£), which is also the reporting currency of the consolidated financial statements.

Transactions denominated in currencies other than the functional currency are remeasured into pounds sterling using exchange rates in effect at the transaction date. Monetary assets and liabilities denominated in foreign currencies are remeasured using exchange rates in effect at the balance sheet date. Foreign currency transaction gains and losses are recognized in the consolidated statements of operations.

The Company had limited transactions denominated in foreign currencies during the period ended June 30, 2026 and 2025.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), which requires expanded expense disclosures. The amendments are effective for fiscal years beginning after December 15, 2026. The Company is evaluating the impact of adoption.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. The amendments clarify accounting for certain induced conversions of convertible debt. The amendments in ASU 2024-04 are effective for annual reporting periods beginning after December 15, 2025, including interim reporting periods within those annual reporting periods. The Company is evaluating the impact of adoption.

The Company does not expect other recently issued accounting pronouncements to have a material impact on its consolidated financial statements.